Deposits	12 Months Ended
Dec. 31, 2012
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

Time deposits of $100 thousand or more were $47,562 and $40,869 at year-end 2012 and 2011.

Scheduled maturities of time deposits for the next five years were as follows:

2013	$64,989
2014	29,910
2015	23,954
2016	2,684
2017	2,728
Thereafter	566

$124,831

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